Goodwill and Other Intangible Assets, Net - Components of intangible assets (Details) - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	¥ 1,125,078		¥ 1,198,231	¥ 540,763
Accumulated amortization	(344,130)		(277,900)	(137,458)
Net carrying amount, Intangible assets subject to amortization	780,948		920,331	403,305
Intangible assets not subject to amortization	369		369	369
Goodwill	472,209		484,564	539,490	¥ 600,329
Indefinite-lived Intangible Assets and Goodwill	472,578		484,933	539,859
Total intangible assets	1,253,526		1,405,264	943,164
Amortization expense	147,205	¥ 50,305	145,555	85,918	¥ 45,780
Impairments			0	0
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]					Impairment of Long-Lived Assets Held-for-use
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]					Impairment of Long-Lived Assets Held-for-use
Trademark
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	160,000		160,000	160,000
Impairments			¥ 0	¥ 0	¥ 38,922
Trademark | Weighted average
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Useful life			10 years	10 years
Customer relationship
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	180,000		¥ 180,000	¥ 180,000
Customer relationship | Weighted average
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Useful life			6 years	6 years
Capitalized software
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	224,659		¥ 220,343	¥ 156,236
Capitalized software | Weighted average
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Useful life			4 years	4 years
Reacquired franchise rights
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Impairment of other intangible assets					¥ 145
Store operating rights
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	559,669		¥ 637,138	¥ 43,777
Store operating rights | Weighted average
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Useful life			3 years	3 years
Other.
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	¥ 750		¥ 750	¥ 750